Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income(5)	Adjusted EBITDA(6)
2022	$300,000	($3,310,044)	$2,373,525	($1,219,837)	$20.06	$81.51	$(321,143)	$(191,900)
2021	$299,341	($8,512,013)	$2,569,456	($882,279)	$181.60	$134.42	$(109,613)	$5,032
2020	$63,609	$11,749,117	$1,942,460	$8,169,118	$324.65	$137.33	$(18,527)	$59,124

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Glenn Kelman served as CEO for each of the years shown in the table above. The other NEOs for those years were as follows:
•2022: Christopher Nielsen, Bridget Frey, Adam Wiener, Anna Stevens.

•2021: Christopher Nielsen, Bridget Frey, Adam Wiener, Ee Lyn Khoo.

•2020: Christopher Nielsen, Bridget Frey, Adam Wiener, Scott Nagel.

Peer Group Issuers, Footnote [Text Block]	Represents the TSR of the RDG Composite Index based on a $100 investment as of December 31, 2019, valued again on each of December 31, 2020, 2021 and 2022.
PEO Total Compensation Amount	$ 300,000	$ 299,341	$ 63,609
PEO Actually Paid Compensation Amount	$ 3,310,044	8,512,013	11,749,117
Adjustment To PEO Compensation, Footnote [Text Block]	The Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations.

	PEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$63,609	$299,341	$300,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in SCT	$0	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$11,685,508	($8,811,354)	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($3,610,044)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$11,749,117	($8,512,013)	($3,310,044)

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,942,460	$2,569,456	$2,373,525
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in SCT	($1,545,952)	($1,862,070)	($1,789,225)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,556,959	$1,148,218	$700,667
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,706,006	($2,598,543)	($1,351,627)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$509,646	($139,340)	($1,153,178)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$8,169,118	($882,279)	($1,219,837)

Non-PEO NEO Average Total Compensation Amount	$ 2,373,525	2,569,456	1,942,460
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,219,837	882,279	8,169,118
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations.

	PEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$63,609	$299,341	$300,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in SCT	$0	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$11,685,508	($8,811,354)	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($3,610,044)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$11,749,117	($8,512,013)	($3,310,044)

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,942,460	$2,569,456	$2,373,525
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in SCT	($1,545,952)	($1,862,070)	($1,789,225)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,556,959	$1,148,218	$700,667
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,706,006	($2,598,543)	($1,351,627)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$509,646	($139,340)	($1,153,178)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$8,169,118	($882,279)	($1,219,837)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the RDG Composite Index cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the RDG Composite Index over the same period.

Tabular List [Table Text Block]	Adjusted EBITDA Total Shareholder Return Net Income
Total Shareholder Return Amount	$ 20.06	181.6	324.65
Peer Group Total Shareholder Return Amount	81.51	134.42	137.33
Net Income (Loss)	$ (321,143,000)	$ (109,613,000)	$ (18,527,000)
Company Selected Measure Amount	(191,900,000)	5,032,000	59,124,000
PEO Name	Glenn Kelman
Additional 402(v) Disclosure [Text Block]	Represents the total shareholder return (“TSR”) of a $100 investment in the Company’s shares as of December 31, 2019, valued again on each of December 31, 2020, 2021 and 2022.Net income as reported in the Company’s audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA is a non-GAAP financial measure. Please see “Quarterly Results of Operations and Key Business Metrics” in our Annual Report on Form 10-K for more information on Adjusted EBITDA, including a reconciliation to Net Loss. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	8,811,354	11,685,508
PEO [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,610,044	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,789,225	1,862,070	1,545,952
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,667	1,148,218	2,556,959
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,351,627	2,598,543	4,706,006
Non-PEO NEO [Member] | Equity Awards Granted During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,153,178	139,340	509,646
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0